Exhibit 99.1

NISSAN AUTO LEASE TRUST 2021-A

Servicer’s Report

Collection Period Start	1-Dec-21	Distribution Date	18-Jan-22
Collection Period End	31-Dec-21	30/360 Days	30
Beg. of Interest Period	15-Dec-21	Actual/360 Days	34
End of Interest Period	18-Jan-22

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,197,605,445.04	1,150,996,257.64	1,125,314,099.95	0.9396368
Total Securities		1,197,605,445.04	1,150,996,257.64	1,125,314,099.95	0.9396368
Class A-1 Notes	0.150000%	123,000,000.00	76,390,812.60	50,708,654.91	0.4122655
Class A-2a Notes	0.300000%	396,000,000.00	396,000,000.00	396,000,000.00	1.0000000
Class A-2b Notes	0.000000%	0.00	0.00	0.00	0.0000000
Class A-3 Notes	0.520000%	396,000,000.00	396,000,000.00	396,000,000.00	1.0000000
Class A-4 Notes	0.650000%	85,000,000.00	85,000,000.00	85,000,000.00	1.0000000
Certificates	0.000000%	197,605,445.04	197,605,445.04	197,605,445.04	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	25,682,157.69	10,822.03	208.7980300	0.0879840
Class A-2a Notes	0.00	99,000.00	0.0000000	0.2500000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	0.00	171,600.00	0.0000000	0.4333333
Class A-4 Notes	0.00	46,041.67	0.0000000	0.5416667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	25,682,157.69	327,463.70

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					14,817,235.96
Monthly Interest					5,555,486.94

Total Monthly Payments					20,372,722.90
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					456,127.18
Aggregate Sales Proceeds Advance					71,227.72

Total Advances					527,354.90
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					13,017,979.85
Excess Wear and Tear and Excess Mileage					0.00
Remaining Payoffs					0.00
Net Insurance Proceeds					1,717,321.13
Residual Value Surplus					27,623.41

Total Collections					35,663,002.19

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		112,466.00			3
Involuntary Repossession		—			—
Voluntary Repossession		244,783.00			7
Full Termination		—			—
Bankruptcty		—			—
Insurance Payoff			1,712,110.24		65
Customer Payoff				59,475.85	2
Grounding Dealer Payoff				12,615,866.46	475
Dealer Purchase				—	—

Total		357,249.00	1,712,110.24	12,675,342.31	552

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	53,045	1,328,982,213.62	7.00000%	1,150,996,257.64
Total Depreciation Received		(17,152,861.01)		(13,153,459.97)
Principal Amount of Gross Losses	(73)	(1,740,848.58)		(1,518,970.09)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	0	0.00		0.00
Scheduled Terminations	(481)	(12,582,990.28)		(11,009,727.63)

Pool Balance - End of Period	52,491	1,297,505,513.75		1,125,314,099.95
Remaining Pool Balance
Lease Payment				386,812,859.57
Residual Value				738,501,240.38

Total				1,125,314,099.95

NISSAN AUTO LEASE TRUST 2021-A

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	35,663,002.19
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	35,663,002.19
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	559,178.99
3. Reimbursement of Sales Proceeds Advance	59,401.17
4. Servicing Fee:
Servicing Fee Due	959,163.55
Servicing Fee Paid	959,163.55
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	1,577,743.71
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	10,822.03
Class A-1 Notes Monthly Interest Paid	10,822.03
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	99,000.00
Class A-2a Notes Monthly Interest Paid	99,000.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	171,600.00
Class A-3 Notes Monthly Interest Paid	171,600.00
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	46,041.67
Class A-4 Notes Monthly Interest Paid	46,041.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	327,463.70
Total Note and Certificate Monthly Interest Paid	327,463.70
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	33,757,794.78
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	25,682,157.69
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	25,682,157.69
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	8,075,637.09

NISSAN AUTO LEASE TRUST 2021-A

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			2,994,013.61
Required Reserve Account Amount			5,988,027.23
Beginning Reserve Account Balance			5,988,027.23
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			5,988,027.23
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			8,075,637.09
Gross Reserve Account Balance			14,063,664.32
Remaining Available Collections Released to Seller			8,075,637.09
Total Ending Reserve Account Balance			5,988,027.23

V. POOL STATISTICS

Weighted Average Remaining Maturity			21.05
Monthly Prepayment Speed			103%
Lifetime Prepayment Speed			94%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,973,460.50
Securitization Value of Defaulted Receivables and Casualty Receivables		1,518,970.09	73
Aggregate Defaulted and Casualty Gain (Loss)		454,490.41
Pool Balance at Beginning of Collection Period		1,150,996,257.64
Net Loss Ratio
Current Collection Period		0.0395%
Preceding Collection Period		0.0262%
Second Preceding Collection Period		0.0344%
Third Preceding Collection Period		0.0000%
Cumulative Net Losses for all Periods		-0.0980%	(1,173,956.25)

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.28%	3,247,020.47	142
61-90 Days Delinquent	0.05%	623,629.25	28
91-120 Days Delinquent	0.03%	328,935.07	15
More than 120 Days	0.00%	0.00	0

Total Delinquent Receivables:	0.36%	4,199,584.79	185

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.08%	0.08%
Preceding Collection Period		0.05%	0.05%
Second Preceding Collection Period		0.00%	0.00%
Third Preceding Collection Period		0.00%	0.00%
60 Day Delinquent Receivables		1,085,449.94
Delinquency Percentage		0.09%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		112,466.00	3
Securitization Value		84,842.59	3

Aggregate Residual Value Surplus (Loss)		27,623.41

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		248,767.00	7
Cumulative Securitization Value		186,106.29	7

Cumulative Residual Value Surplus (Loss)		62,660.71

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			59,401.17
Reimbursement of Outstanding Advance			59,401.17
Additional Advances for current period			71,227.72

Ending Balance of Residual Advance			71,227.72

Beginning Balance of Payment Advance			1,337,429.14
Reimbursement of Outstanding Payment Advance			559,178.99
Additional Payment Advances for current period			456,127.18

Ending Balance of Payment Advance			1,234,377.33

NISSAN AUTO LEASE TRUST 2021-A

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO